Note 7 - Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Stockholders Equity [Table Text Block]

	As of December 31,
	2017	2018
Series A convertible preferred stock	56,673	56,673
Series B convertible preferred stock	51,069	51,069
Warrants for Series A convertible preferred stock	330	330
Common stock options issued and outstanding	19,222	19,222
Total	127,294	127,294